Financial instruments (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Schedule of comparison by class of the carrying amounts and fair value of the company's financial instruments

As at December 31	2019		2018
	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets
Financial assets measured at amortized cost
Cash and cash equivalents	$12,965	$12,965	$24,139	$24,139
Short-term investments	—	—	47,747	47,747
Accounts receivable	10,216	10,216	10,765	10,765
Investment in Sensible Medical	—	—	—	—
Holdback receivable	—	—	11,909	11,909
Financial liabilities
Financial liabilities measured at amortized cost:
Accounts payable and accrued liabilities	$9,384	$9,384	$14,377	$14,377
Current portion of royalty obligation	872	872	1,496	1,496
Current portion of acquisition payable	649	649	—	—
Current portion of lease o bl igation	240	240	—	—
Royalty obligation	1,176	1,176	2,035	2,035
Acquisition payable	1,655	1,655	—	—
Lease obligat ion	849	849	—	—
Other long-term liability	—	—	1,201	1,201

Schedule of fair value of financial assets and liabilities
The fair value hierarchy of the following financial assets and liabilities on the consolidated statements of financial position as at December 31, 2019 is as follows:

	Level 1	Level 2	Level 3
Financial assets
Investment in Sensible Medical	$—	$—	$—
Financial liabilities
Current portion of royalty obligation	$—	$—	$872
Current portion of acquisition payable	—	—	649
Royalty obligation	—	—	1,176
Acquisition payable	—	—	1,655

The fair value hierarchy of the following financial assets and liabilities on the consolidated statements of financial position as at December 31, 2018 is as follows:

	Level 1	Level 2	Level 3
Financial assets
Holdback receivable	$—	$—	$11,909
Financial liabilities
Accounts payable and accrued liabilities	$—	$—	$546
Current portion of royalty obligation	—	—	1,496
Royalty obligation	—	—	2,035
Other long-term liability	—	—	1,201

Schedule for exposure to U.S. dollar currency risk through financial assets and liabilities

As at December 31 (Expressed in U.S. Dollars)	2019	2018
Cash	$9,518	$17,428
Short-term investments	—	35,000
Accounts receivable	7,817	7,725
Holdback receivable	—	8,730
Other assets	30	—
Accounts payable and accrued liabilities	(6,714)	(9,903)
Income taxes payable	(398)	(776)
Current portion of royalty obligation	(671)	(1,096)
Current portion of acquisition payable	(500)	—
Royalty obligation	(906)	(1,492)
Acquisition payable	(1,275)	—
Other long-term liability	—	(880)

	$6,901	$54,736